    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 14, 2014

                                                  FILE NOS. 333-62695; 811-5343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                         [X]
                          PRE-EFFECTIVE AMENDMENT NO.                                [_]
                          POST-EFFECTIVE AMENDMENT NO. 41                            [X]

                             AND/OR

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                    [X]
                        AMENDMENT NO. 307                                            [X]
                (CHECK APPROPRIATE BOX OR BOXES)


                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                          (EXACT NAME OF REGISTRANT)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                6610 WEST BROAD STREET RICHMOND, VIRGINIA 23230
         (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICE, ZIP CODE)

                                (804) 281-6000
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                            MICHAEL D. PAPPAS, ESQ.
                           ASSOCIATE GENERAL COUNSEL
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
               (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

          -----------------------------------------------------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Upon the effective date of this Post-Effective Amendment to this Registration Statement

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)


[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on May 1, 2014 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

IF APPROPRIATE CHECK THE FOLLOWING BOX:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                      SUPPLEMENT DATED AUGUST 14, 2014 TO

                       PROSPECTUS DATED MAY 1, 2014 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

In a supplement dated August 1, 2014, the Legg Mason Partners Variable Equity Trust (the "Trust") announced that the Board of Trustees (the "Board") of the Trust approved a reorganization pursuant to which the assets of the ClearBridge Variable All Cap Value Portfolio -- Class I (the "Acquired Fund") would be acquired, and the liabilities of the Acquired Fund would be assumed, by the ClearBridge Variable Large Cap Value Portfolio -- Class I (the "Acquiring Fund"), in exchange for shares of the Acquiring Fund. Shares of the Acquiring Fund would be distributed to fund shareholders, and the Acquired Fund would then be terminated.

The reorganization is expected to be effected on or about December 5, 2014. Shareholders of the Acquired Fund will not be asked to vote with respect to the reorganization.

On the date of the reorganization, assets held by the Separate Account that are invested in the ClearBridge Variable All Cap Value Portfolio -- Class I will be transferred to the ClearBridge Variable Large Cap Value Portfolio -- Class I. Contract owners that have Contract Value allocated to the Subaccount investing in the Acquired Fund on the date of the reorganization will, therefore, have their Contract Value transferred to the Subaccount investing in the Acquiring Fund.

The Acquiring Fund will be available as an investment option under your contract on or about December 5, 2014, to accommodate this reorganization. It is anticipated that the Acquired Fund will be closed to purchases two days prior to the reorganization effective date. References to the Acquired Fund in the prospectus are updated accordingly to reflect the reorganization, the termination of the Acquired Fund and the availability of the Acquiring Fund as of the date of the reorganization.

Information about the investment objective and investment adviser for the Acquiring Fund is provided below:


SUBACCOUNT INVESTING IN                             INVESTMENT OBJECTIVE
-----------------------------------------------------------------------------------------
ClearBridge Variable Large Cap Value  Seeks long-term capital growth. Current income is
Portfolio -- Class I                  a secondary objective.


-----------------------------------------------------------------------------------------


              INVESTMENT OBJECTIVE                                      ADVISER
-----------------------------------------------------------------------------------------------------
Seeks long-term capital growth. Current income is  Legg Mason Partners Fund Advisor, LLC (subadvised
a secondary objective.                             by ClearBridge Investments, LLC; Western Asset
                                                   Management Company manages the fund's cash and
                                                   short term investments)
-----------------------------------------------------------------------------------------------------


You may make transfers from the Acquired Fund to one or more of the Subaccounts listed below. Such transfers will be considered a transfer for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile. We will not, however, assess any charges for transfers made to any of these Portfolios. A transfer that is made automatically as a result of the reorganization will not be considered a transfer for any of the purposes described above.

19773 SUPPA 08/14/14

SUBACCOUNTS





                         SUBACCOUNT                                 INVESTMENT OBJECTIVE
                         --------------------------------------------------------------------------
AIM VARIABLE             INVESCO V.I. AMERICAN FRANCHISE    To seek capital growth.
INSURANCE FUNDS          FUND -- SERIES I SHARES
(INVESCO VARIABLE
INSURANCE FUNDS)
                         --------------------------------------------------------------------------
                         INVESCO V.I. COMSTOCK FUND --      Seeks capital growth and income
                         CLASS II SHARES                    through investments in equity
                                                            securities, including common stocks,
                                                            preferred stocks and securities
                                                            convertible into common and preferred
                                                            stocks.
                         --------------------------------------------------------------------------
                         INVESCO V.I. CORE EQUITY FUND --   Long-term growth of capital.
                         SERIES I SHARES
                         --------------------------------------------------------------------------
                         INVESCO V.I. EQUITY AND INCOME     Seeks both capital appreciation and
                         FUND -- CLASS II SHARES            current income.
                         --------------------------------------------------------------------------
                         INVESCO V.I. INTERNATIONAL GROWTH  Long-term growth of capital.
                         FUND -- SERIES II SHARES
                         --------------------------------------------------------------------------
ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN BALANCED         Seeks to maximize total return
VARIABLE PRODUCTS        WEALTH STRATEGY PORTFOLIO --       consistent with the adviser's
SERIES FUND, INC.        CLASS B                            determination of reasonable risk.
                         --------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GLOBAL           Long-term growth of capital.
                         THEMATIC GROWTH PORTFOLIO --
                         CLASS B
                         --------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN                  Long-term growth of capital.
                         GROWTH AND INCOME PORTFOLIO --
                         CLASS B
                         --------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN INTERNATIONAL    Long-term growth of capital.
                         VALUE PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN LARGE CAP        Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN SMALL CAP        Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         --------------------------------------------------------------------------
AMERICAN CENTURY         VP INFLATION PROTECTION FUND --    The fund pursues long-term total
VARIABLE PORTFOLIOS II,  CLASS II                           return using a strategy that seeks to
INC.                                                        protect against U.S. inflation.
                         --------------------------------------------------------------------------
BLACKROCK VARIABLE       BLACKROCK BASIC VALUE V.I.         Seeks capital appreciation, and
SERIES FUNDS, INC.       FUND -- CLASS III SHARES           secondarily, income.

                         --------------------------------------------------------------------------
                         BLACKROCK GLOBAL ALLOCATION V.I.   Seeks high total investment return.
                         FUND -- CLASS III SHARES

                         --------------------------------------------------------------------------
                         BLACKROCK VALUE OPPORTUNITIES      Seeks long-term capital growth.
                         V.I. FUND -- CLASS III SHARES

                         --------------------------------------------------------------------------
COLUMBIA FUNDS           COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
VARIABLE INSURANCE       MARSICO GROWTH FUND -- CLASS 1     capital.
TRUST I
                         --------------------------------------------------------------------------
                         COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
                         MARSICO INTERNATIONAL              capital.
                         OPPORTUNITIES FUND -- CLASS 2
                         --------------------------------------------------------------------------
EATON VANCE              VT FLOATING-RATE INCOME FUND       To provide a high level of current
VARIABLE TRUST                                              income.
                         --------------------------------------------------------------------------


                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                   AS APPLICABLE)
------------------------------------------------------------------------
To seek capital growth.                Invesco Advisers, Inc.



------------------------------------------------------------------------
Seeks capital growth and income        Invesco Advisers, Inc.
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

------------------------------------------------------------------------
Seeks both capital appreciation and    Invesco Advisers, Inc.
current income.
------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

------------------------------------------------------------------------
Seeks to maximize total return         AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.


------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.


------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
The fund pursues long-term total       American Century Investment
return using a strategy that seeks to  Management, Inc.
protect against U.S. inflation.
------------------------------------------------------------------------
Seeks capital appreciation, and        BlackRock Advisors, LLC
secondarily, income.                   (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
Seeks high total investment return.    BlackRock Advisors, LLC
                                       (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
Seeks long-term capital growth.        BlackRock Advisors, LLC
                                       (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Investment
capital.                               Advisers, LLC (subadvised by
                                       Marsico Capital Management, LLC)
------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Investment
capital.                               Advisers, LLC (subadvised by
                                       Marsico Capital Management, LLC)
------------------------------------------------------------------------
To provide a high level of current     Eaton Vance Management
income.
------------------------------------------------------------------------


                      SUBACCOUNT                                   INVESTMENT OBJECTIVE
                      ------------------------------------------------------------------------------
FEDERATED INSURANCE   FEDERATED HIGH INCOME BOND         Seeks high current income.
SERIES                FUND II -- SERVICE SHARES
                      ------------------------------------------------------------------------------
                      FEDERATED KAUFMANN FUND II --      Seeks capital appreciation.
                      SERVICE SHARES


                      ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE  VIP BALANCED PORTFOLIO -- SERVICE  Seeks income and capital growth
INSURANCE PRODUCTS    CLASS 2                            consistent with reasonable risk.
FUND










                      ------------------------------------------------------------------------------
                      VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
                      SERVICE CLASS 2

                      ------------------------------------------------------------------------------
                      VIP DYNAMIC CAPITAL                Seeks capital appreciation.
                      APPRECIATION PORTFOLIO -- SERVICE
                      CLASS 2
                      ------------------------------------------------------------------------------
                      VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                      SERVICE CLASS 2                    will also consider the potential for
                                                         capital appreciation. The fund's goal is
                                                         to achieve a yield which exceeds the
                                                         composite yield on the securities
                                                         comprising the S&P 500(R) Index.
                      ------------------------------------------------------------------------------
                      VIP GROWTH PORTFOLIO -- SERVICE    Seeks to achieve capital appreciation.
                      CLASS 2

                      ------------------------------------------------------------------------------
                      VIP GROWTH & INCOME                Seeks high total return through a
                      PORTFOLIO -- SERVICE CLASS 2       combination of current income and
                                                         capital appreciation.
                      ------------------------------------------------------------------------------
                      VIP GROWTH OPPORTUNITIES           The fund seeks to provide capital
                      PORTFOLIO -- SERVICE CLASS 2       growth.




                      ------------------------------------------------------------------------------
                      VIP GROWTH STOCK PORTFOLIO --      The fund seeks capital appreciation.
                      SERVICE CLASS 2
                      ------------------------------------------------------------------------------
                      VIP INVESTMENT GRADE BOND          Seeks as high a level of current income
                      PORTFOLIO -- SERVICE CLASS 2       as is consistent with the preservation of
                                                         capital.
                      ------------------------------------------------------------------------------
                      VIP MID CAP PORTFOLIO --           Seeks long-term growth of capital.
                      SERVICE CLASS 2

                      ------------------------------------------------------------------------------
                      VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.
                      SERVICE CLASS 2

                      ------------------------------------------------------------------------------


                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks high current income.                 Federated Investment Management
 Company
-------------------------------------------------------------------------------
Seeks capital appreciation.                Federated Equity Management
                                           Company of Pennsylvania
                                           (subadvised by Federated Global
                                           Investment Management Corp.)
-------------------------------------------------------------------------------
Seeks income and capital growth            Fidelity Management & Research
consistent with reasonable risk.           Company (FMR) (subadvised by
                                           Fidelity Investments Money
                                           Management, Inc. (FIMM), FMR
                                           Co., Inc. (FMRC), Fidelity Research
                                           & Analysis Company (FRAC),
                                           Fidelity Management & Research
                                           (U.K.) Inc. (FMR U.K.), Fidelity
                                           International Investment Advisors
                                           (FIIA), Fidelity International
                                           Investment Advisors (U.K.) Limited
                                           (FIIA(U.K.)L), and Fidelity
                                           Investments Japan Limited (FIJ))
-------------------------------------------------------------------------------
Seeks long-term capital appreciation.      FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
-------------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
-------------------------------------------------------------------------------
The fund seeks to provide capital          FMR (subadvised by FMRC, FMR
growth.                                    U.K., Fidelity Management &
                                           Research (Hong Kong) Limited
                                           (FMR H.K.), and Fidelity
                                           Management & Research (Japan)
                                           Inc. (FMR Japan)
-------------------------------------------------------------------------------
The fund seeks capital appreciation.       FMR (subadvised by FMRC, FMR
         U.K., FMR H.K., and FMR Japan)
-------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------


                    SUBACCOUNT                                   INVESTMENT OBJECTIVE
                    ------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN MUTUAL SHARES VIP         Seeks capital appreciation, with
VARIABLE INSURANCE  FUND -- CLASS 2 SHARES             income as a secondary goal. The fund
PRODUCTS TRUST                                         normally invests primarily in U.S. and
                                                       foreign equity securities that the
                                                       manager believes are undervalued.
                    ------------------------------------------------------------------------------
                    TEMPLETON GROWTH VIP FUND --       Seeks long-term capital growth. Under
                    CLASS 2 SHARES                     normal market conditions, the fund
                                                       invests primarily in equity securities of
                                                       companies located anywhere in the
                                                       world, including emerging markets.
                    ------------------------------------------------------------------------------
GE INVESTMENTS      CORE VALUE EQUITY FUND --          Seeks long-term growth capital and
FUNDS, INC.         CLASS 1 SHARES                     future income.
                    ------------------------------------------------------------------------------
                    REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                    CLASS 1 SHARES                     current income and capital
                                                       appreciation.
                    ------------------------------------------------------------------------------
                    SMALL-CAP EQUITY FUND --           Seeks long-term growth of capital.
                    CLASS 1 SHARES





                    ------------------------------------------------------------------------------
                    TOTAL RETURN FUND/1/               Seeks the highest total return,
                                                       composed of current income and
                                                       capital appreciation, as is consistent
                                                       with prudent investment risk.
                    ------------------------------------------------------------------------------
                    U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.
                    SHARES
                    ------------------------------------------------------------------------------
GOLDMAN SACHS       GOLDMAN SACHS MONEY MARKET         Maximize current income to the extent
VARIABLE INSURANCE  FUND -- SERVICE SHARES/2/          consistent with the preservation of
TRUST                                                  capital and the maintenance of
                                                       liquidity by investing exclusively in
                                                       high quality money market
                                                       instruments.
                    ------------------------------------------------------------------------------
JANUS ASPEN SERIES  BALANCED PORTFOLIO -- SERVICE      Seeks long-term capital growth,
                    SHARES                             consistent with preservation of capital
                                                       and balanced by current income.
                    ------------------------------------------------------------------------------
                    FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/3/ that seeks long-term growth of capital.
                    ------------------------------------------------------------------------------
MFS(R) VARIABLE     MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to
INSURANCE TRUST     SERIES -- SERVICE CLASS SHARES     seek capital appreciation.
                    ------------------------------------------------------------------------------
                    MFS(R) TOTAL RETURN SERIES --      The fund's investment objective is to
                    SERVICE CLASS SHARES               seek total return.
                    ------------------------------------------------------------------------------
                    MFS(R) UTILITIES SERIES --         The fund's investment objective is to
                    SERVICE CLASS SHARES               seek total return.
                    ------------------------------------------------------------------------------


                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
-------------------------------------------------------------------------------
Seeks long-term capital growth. Under      Templeton Global Advisors Limited
normal market conditions, the fund
invests primarily in equity securities of
companies located anywhere in the
world, including emerging markets.
-------------------------------------------------------------------------------
Seeks long-term growth capital and         GE Asset Management Incorporated
future income.
-------------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by CenterSquare
appreciation.                              Investment Management, Inc.)
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Palisade Capital
                                           Management L.L.C., Champlain
                                           Investment Partners, LLC, GlobeFlex
                                           Capital, LP, Kennedy Capital
                                           Management, Inc. and SouthernSun
                                           Asset Management, Inc.)
-------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by BlackRock
capital appreciation, as is consistent     Investment Management, LLC)
with prudent investment risk.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

-------------------------------------------------------------------------------
Maximize current income to the extent      Goldman Sachs Asset Management,
consistent with the preservation of        L.P.
capital and the maintenance of
liquidity by investing exclusively in
high quality money market
instruments.
-------------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-------------------------------------------------------------------------------
A non-diversified portfolio/3/ that seeks  Janus Capital Management LLC long-term growth of capital.
-------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
-------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
-------------------------------------------------------------------------------



                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund are available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                    /2/ There can be no assurance that the Goldman Sachs Money
                        Market Fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Goldman Sachs Money Market Fund may become extremely low and possibly negative./ /

                    /3/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.


                            SUBACCOUNT                                  INVESTMENT OBJECTIVE
                            ----------------------------------------------------------------------------
OPPENHEIMER VARIABLE        OPPENHEIMER CAPITAL                The Fund seeks capital appreciation.
ACCOUNT FUNDS               APPRECIATION FUND/VA -- SERVICE
                            SHARES
                            ----------------------------------------------------------------------------
                            OPPENHEIMER CAPITAL INCOME         The Fund seeks total return.
                            FUND/VA -- SERVICE SHARES
                            ----------------------------------------------------------------------------
                            OPPENHEIMER GLOBAL FUND/VA --      The Fund seeks capital appreciation.
                            SERVICE SHARES
                            ----------------------------------------------------------------------------
                            OPPENHEIMER MAIN STREET            The Fund seeks capital appreciation.
                            FUND/VA -- SERVICE SHARES
                            ----------------------------------------------------------------------------
                            OPPENHEIMER MAIN STREET SMALL      The Fund seeks capital appreciation
                            CAP FUND(R)/VA -- SERVICE SHARES
                            ----------------------------------------------------------------------------
PIMCO VARIABLE              ALL ASSET PORTFOLIO -- ADVISOR     Seeks maximum real return, consistent
INSURANCE TRUST             CLASS SHARES                       with preservation of real capital and
                                                               prudent investment management.
                            ----------------------------------------------------------------------------
                            HIGH YIELD PORTFOLIO --            Seeks to maximize total return,
                            ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                               and prudent investment management.
                            ----------------------------------------------------------------------------
                            LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                            PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                            SHARES                             and prudent investment management.
                            ----------------------------------------------------------------------------
                            LOW DURATION PORTFOLIO --          Seeks maximum total return,
                            ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                               and prudent investment management.
                            ----------------------------------------------------------------------------
                            TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                            ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                               and prudent investment management.
                            ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES       JENNISON PORTFOLIO -- CLASS II     Seeks long-term growth of capital.
FUND                        SHARES

                            ----------------------------------------------------------------------------
                            JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of capital.
                            CLASS II SHARES

                            ----------------------------------------------------------------------------
                            NATURAL RESOURCES PORTFOLIO --     Seeks long-term growth of capital.
                            CLASS II SHARES

                            ----------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST  WELLS FARGO ADVANTAGE VT OMEGA     The fund seeks long-term capital
                            GROWTH FUND -- CLASS 2             appreciation.

                            ----------------------------------------------------------------------------


                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
The Fund seeks capital appreciation.     Oppenheimer Funds


----------------------------------------------------------------------------
The Fund seeks total return.             Oppenheimer Funds

----------------------------------------------------------------------------
The Fund seeks capital appreciation.     Oppenheimer Funds

----------------------------------------------------------------------------
The Fund seeks capital appreciation.     Oppenheimer Funds

----------------------------------------------------------------------------
The Fund seeks capital appreciation      Oppenheimer Funds

----------------------------------------------------------------------------
Seeks maximum real return, consistent    Pacific Investment Management
with preservation of real capital and    Company LLC (subadvised by
prudent investment management.           Research Affiliates, LLC)
----------------------------------------------------------------------------
Seeks to maximize total return,          Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
The fund seeks long-term capital         Wells Fargo Funds Management,
appreciation.                            LLC (subadvised by Wells Capital
                                         Management Incorporated)
----------------------------------------------------------------------------



The following Portfolios are not available to contracts issued on or after May 1, 2003:



                                                                                           ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT                                INVESTMENT OBJECTIVE               AS APPLICABLE)
                    ----------------------------------------------------------------------------------------------------
DREYFUS             THE DREYFUS SOCIALLY RESPONSIBLE   Seeks capital growth, with current  The Dreyfus Corporation
                    GROWTH FUND, INC. --               income as a secondary goal.
                    INITIAL SHARES
                    ----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  ENTERPRISE PORTFOLIO -- SERVICE    Seeks long-term growth of capital.  Janus Capital Management LLC
                    SHARES
                    ----------------------------------------------------------------------------------------------------
                    GLOBAL RESEARCH PORTFOLIO --       Seeks long-term growth of capital.  Janus Capital Management LLC
                    SERVICE SHARES
                    ----------------------------------------------------------------------------------------------------
                    GLOBAL TECHNOLOGY PORTFOLIO --     Seeks long-term growth of capital.  Janus Capital Management LLC
                    SERVICE SHARES
                    ----------------------------------------------------------------------------------------------------
                    JANUS PORTFOLIO -- SERVICE SHARES  Seeks long-term growth of capital.  Janus Capital Management LLC
                    ----------------------------------------------------------------------------------------------------

                                                                                            ADVISER (AND SUB-ADVISER(S),
                 SUBACCOUNT                                 INVESTMENT OBJECTIVE                   AS APPLICABLE)
                 ---------------------------------------------------------------------------------------------------------
PIMCO VARIABLE   FOREIGN BOND PORTFOLIO (U.S.      Seeks maximum total return,              Pacific Investment Management
INSURANCE TRUST  DOLLAR HEDGED) -- ADMINISTRATIVE  consistent with preservation of capital  Company LLC
                 CLASS SHARES                      and prudent investment management.
                 ---------------------------------------------------------------------------------------------------------



The following Portfolio is not available for new premium payments or transfers or for new contracts issued on or after November 15, 2004:



                                                                                       ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT                            INVESTMENT OBJECTIVE               AS APPLICABLE)
                    ------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  OVERSEAS PORTFOLIO -- SERVICE  Seeks long-term growth of capital.  Janus Capital Management LLC
                    SHARES
                    ------------------------------------------------------------------------------------------------



The following Portfolios are not available to contracts issued on or after May 1, 2006:




                      SUBACCOUNT                                 INVESTMENT OBJECTIVE
                      --------------------------------------------------------------------------
FIDELITY(R) VARIABLE  VIP ASSET MANAGERSM PORTFOLIO --  Seeks to obtain high total return with
INSURANCE PRODUCTS    SERVICE CLASS 2                   reduced risk over the long term by
FUND                                                    allocating its assets among stocks,
                                                        bonds and short-term instruments.









                      --------------------------------------------------------------------------
GOLDMAN SACHS         GOLDMAN SACHS MID CAP VALUE       Seeks long-term capital appreciation.
VARIABLE INSURANCE    FUND
TRUST
                      --------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) NEW DISCOVERY SERIES --    The fund's investment objective is to
INSURANCE TRUST       SERVICE CLASS SHARES              seek capital appreciation.
                      --------------------------------------------------------------------------


                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds and short-term instruments.       Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
                                        L.P.

----------------------------------------------------------------------------
The fund's investment objective is to   Massachusetts Financial Services
seek capital appreciation.              Company
----------------------------------------------------------------------------



The following Portfolios are not available to contracts issued on or after May 1, 2007:



                                                                                                 ADVISER (AND SUB-ADVISER(S),
                       SUBACCOUNT INVESTING IN                  INVESTMENT OBJECTIVE                    AS APPLICABLE)
                       ----------------------------------------------------------------------------------------------------------
AIM VARIABLE           INVESCO V.I. AMERICAN FRANCHISE  To seek capital growth.                Invesco Advisers, Inc.
INSURANCE FUNDS        FUND -- SERIES II SHARES
(INVESCO VARIABLE
INSURANCE FUNDS)
                       ----------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    CLEARBRIDGE VARIABLE EQUITY      Seeks a high level of current income.  Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST  INCOME PORTFOLIO -- CLASS II     Long-term capital appreciation is a    LLC (subadvised by ClearBridge
                                                        secondary objective.                   Investments, LLC; Western Asset
                                                                                               Management Company manages the
                                                                                               fund's cash and short term
                                                                                               investments)
                       ----------------------------------------------------------------------------------------------------------



The following Portfolios are not available to contracts issued on or after September 8, 2008:



                                                                                   ADVISER (AND SUB-ADVISER(S),
                   SUBACCOUNT INVESTING IN               INVESTMENT OBJECTIVE            AS APPLICABLE)
                   ---------------------------------------------------------------------------------------------
AIM VARIABLE       INVESCO V.I. VALUE OPPORTUNITIES  Long-term growth of capital.    Invesco Advisers, Inc.
INSURANCE FUNDS    FUND -- SERIES II SHARES
(INVESCO VARIABLE
INSURANCE FUNDS)
                   ---------------------------------------------------------------------------------------------


                          SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE
                          --------------------------------------------------------------------------
BLACKROCK VARIABLE        BLACKROCK LARGE CAP GROWTH V.I.  Seeks long-term capital growth.
SERIES FUNDS, INC.        FUND -- CLASS III SHARES

                          --------------------------------------------------------------------------
GE INVESTMENTS            INCOME FUND -- CLASS 1 SHARES    Seeks maximum income consistent
FUNDS, INC.                                                with prudent investment management
                                                           and the preservation of capital.
                          --------------------------------------------------------------------------
                          PREMIER GROWTH EQUITY FUND --    Seeks long-term growth of capital and
                          CLASS 1 SHARES                   future income rather than current
                                                           income.
                          --------------------------------------------------------------------------
                          S&P 500(R) INDEX FUND/1/         Seeks growth of capital and
                                                           accumulation of income that
                                                           corresponds to the investment return of
                                                           the S&P 500(R) Composite Stock Index.
                          --------------------------------------------------------------------------
LEGG MASON PARTNERS       CLEARBRIDGE VARIABLE AGGRESSIVE  Seeks capital appreciation.
VARIABLE EQUITY TRUST/2/  GROWTH PORTFOLIO -- CLASS II




                          --------------------------------------------------------------------------
                          CLEARBRIDGE VARIABLE ALL CAP     Seeks long-term capital growth.
                          VALUE PORTFOLIO -- CLASS I       Current income is a secondary
                                                           consideration.



                          --------------------------------------------------------------------------
                          CLEARBRIDGE VARIABLE LARGE CAP   Seeks long-term growth of capital.
                          VALUE PORTFOLIO -- CLASS I       Current income is a secondary
                                                           objective.



                          --------------------------------------------------------------------------
MFS(R) VARIABLE           MFS(R) INVESTORS TRUST SERIES -- The fund's investment objective is to
INSURANCE TRUST           SERVICE CLASS SHARES             seek capital appreciation.
                          --------------------------------------------------------------------------
OPPENHEIMER VARIABLE      OPPENHEIMER DISCOVERY MID CAP    The Fund seeks capital appreciation.
ACCOUNT FUNDS             GROWTH FUND/VA -- SERVICE
                          SHARES
                          --------------------------------------------------------------------------
RYDEX VARIABLE TRUST      NASDAQ -- 100(R) FUND/3/         Seeks to provide investment results
                                                           that correspond to a benchmark for
                                                           over-the-counter securities. The
                                                           portfolio's current benchmark is the
                                                           NASDAQ 100 Index(TM).
                          --------------------------------------------------------------------------


                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
---------------------------------------------------------------------------
Seeks long-term capital growth.          BlackRock Advisors, LLC
                                         (subadvised by BlackRock
                                         Investment Management, LLC)
---------------------------------------------------------------------------
Seeks maximum income consistent          GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
---------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income rather than current
income.
---------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
the S&P 500(R) Composite Stock Index.
---------------------------------------------------------------------------
Seeks capital appreciation.              Legg Mason Partners Fund Advisor,
 LLC (subadvised by ClearBridge
                                         Investments, LLC; Western Asset
                                         Management Company manages the
                                         fund's cash and short term
                                         investments)
---------------------------------------------------------------------------
Seeks long-term capital growth.          Legg Mason Partners Fund Advisor,
Current income is a secondary            LLC (subadvised by ClearBridge
consideration.                           Investments, LLC; Western Asset
                                         Management Company manages the
                                         fund's cash and short term
                                         investments)
---------------------------------------------------------------------------
Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
Current income is a secondary            LLC (subadvised by ClearBridge
objective.                               Investments, LLC; Western Asset
                                         Management Company manages the
                                         fund's cash and short term
                                         investments)
---------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company
---------------------------------------------------------------------------
The Fund seeks capital appreciation.     Oppenheimer Funds


---------------------------------------------------------------------------
Seeks to provide investment results      Guggenheim Investments
that correspond to a benchmark for
over-the-counter securities. The
portfolio's current benchmark is the
NASDAQ 100 Index(TM).
---------------------------------------------------------------------------



                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                    /2/ The Board of Trustees of the Trust has approved a
                        reorganization pursuant to which the assets of ClearBridge Variable All Cap Value Portfolio -- Class I will be acquired, and its liabilities assumed, by ClearBridge Variable Large Cap Value Portfolio -- Class I, in exchange for shares of ClearBridge Variable Large Cap Value Portfolio -- Class I. Shares of ClearBridge Variable Large Cap Value Portfolio -- Class I will be distributed to fund shareholders, and ClearBridge Variable All Cap Value -- Class I will then be terminated. The reorganization is expected to be effected on or about December 5, 2014. It is anticipated that ClearBridge Variable All Cap Value Portfolio -- Class I shares will be closed to purchases two days prior to the reorganization effective date. ClearBridge Variable Large Cap Value Portfolio -- Class I will be available on or about December 5, 2014.

                    /3/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after January 5, 2009:




                             SUBACCOUNT INVESTING IN                        INVESTMENT OBJECTIVE
                             ----------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE  FRANKLIN FOUNDING FUNDS ALLOCATION VIP  Seeks capital appreciation, with
INSURANCE PRODUCTS TRUST     FUND -- CLASS 2 SHARES/1/               income as a secondary goal.
                                                                     Under normal market conditions,
                                                                     the fund invests equal portions in
                                                                     Class 1 shares of Franklin
                                                                     Income VIP Fund; Franklin
                                                                     Mutual Shares VIP Fund; and
                                                                     Templeton Growth VIP Fund.
                             ----------------------------------------------------------------------------
                             FRANKLIN INCOME VIP FUND -- CLASS 2     Seeks to maximize income while
                             SHARES                                  maintaining prospects for capital
                                                                     appreciation. The fund normally
                                                                     invests in both equity and debt
                                                                     securities.
                             ----------------------------------------------------------------------------


                                          ADVISER (AND SUB-ADVISER(S),
SUBACCOUNT INVESTING IN                         AS APPLICABLE)
-------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP  Franklin Templeton Services, LLC
FUND -- CLASS 2 SHARES/1/               (the fund's administrator)






-------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND -- CLASS 2     Franklin Advisers, Inc.
SHARES



-------------------------------------------------------------------------



                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Founding Funds Allocation VIP Fund" for important information about this Portfolio.


Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

                      SUPPLEMENT DATED AUGUST 14, 2014 TO

                       PROSPECTUS DATED MAY 1, 2014 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

In a supplement dated August 1, 2014, the Legg Mason Partners Variable Equity Trust (the "Trust") announced that the Board of Trustees (the "Board") of the Trust approved a reorganization pursuant to which the assets of the ClearBridge Variable All Cap Value Portfolio -- Class I (the "Acquired Fund") would be acquired, and the liabilities of the Acquired Fund would be assumed, by the ClearBridge Variable Large Cap Value Portfolio -- Class I (the "Acquiring Fund"), in exchange for shares of the Acquiring Fund. Shares of the Acquiring Fund would be distributed to fund shareholders, and the Acquired Fund would then be terminated.

The reorganization is expected to be effected on or about December 5, 2014. Shareholders of the Acquired Fund will not be asked to vote with respect to the reorganization.

On the date of the reorganization, assets held by the Separate Account that are invested in the ClearBridge Variable All Cap Value Portfolio -- Class I will be transferred to the ClearBridge Variable Large Cap Value Portfolio -- Class I. Contract owners that have Contract Value allocated to the Subaccount investing in the Acquired Fund on the date of the reorganization will, therefore, have their Contract Value transferred to the Subaccount investing in the Acquiring Fund.

The Acquiring Fund will be available as an investment option under your contract on or about December 5, 2014, to accommodate this reorganization. It is anticipated that the Acquired Fund will be closed to purchases two days prior to the reorganization effective date. References to the Acquired Fund in the prospectus are updated accordingly to reflect the reorganization, the termination of the Acquired Fund and the availability of the Acquiring Fund as of the date of the reorganization.

Information about the investment objective and investment adviser for the Acquiring Fund is provided below:


SUBACCOUNT INVESTING IN                        INVESTMENT OBJECTIVE                              ADVISER
----------------------------------------------------------------------------------------------------------------------------
ClearBridge Variable Large Cap Value  Seeks long-term capital growth. Current  Legg Mason Partners Fund Advisor, LLC
Portfolio -- Class I                  income is a secondary objective.         (subadvised by ClearBridge Investments, LLC;
                                                                               Western Asset Management Company manages the
                                                                               fund's cash and short term investments)
----------------------------------------------------------------------------------------------------------------------------


You may make transfers from the Acquired Fund to one or more of the Subaccounts listed below. Such transfers will be considered a transfer for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile. We will not, however, assess any charges for transfers made to any of these Portfolios. A transfer that is made automatically as a result of the reorganization will not be considered a transfer for any of the purposes described above.

17959PRU SUPPA 08/14/14

SUBACCOUNTS





                          SUBACCOUNT                                 INVESTMENT OBJECTIVE
                          --------------------------------------------------------------------------
AIM VARIABLE INSURANCE    INVESCO V.I. AMERICAN FRANCHISE    To seek capital growth.
FUNDS (INVESCO VARIABLE   FUND -- SERIES I SHARES
INSURANCE FUNDS)
                          --------------------------------------------------------------------------
                          INVESCO V.I. CORE EQUITY FUND --   Long-term growth of capital.
                          SERIES I SHARES
                          --------------------------------------------------------------------------
                          INVESCO V.I. VALUE OPPORTUNITIES   Long-term growth of capital.
                          FUND -- SERIES II SHARES
                          --------------------------------------------------------------------------
ALLIANCEBERNSTEIN         ALLIANCEBERNSTEIN GLOBAL           Long-term growth of capital.
VARIABLE PRODUCTS SERIES  THEMATIC GROWTH PORTFOLIO --
FUND, INC.                CLASS B
                          --------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN                  Long-term growth of capital.
                          GROWTH AND INCOME PORTFOLIO --
                          CLASS B
                          --------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN LARGE CAP        Long-term growth of capital.
                          GROWTH PORTFOLIO -- CLASS B
                          --------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN SMALL CAP        Long-term growth of capital.
                          GROWTH PORTFOLIO -- CLASS B
                          --------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE   COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
INSURANCE TRUST I         MARSICO GROWTH FUND -- CLASS 1     capital.

                          --------------------------------------------------------------------------
                          COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
                          MARSICO INTERNATIONAL              capital.
                          OPPORTUNITIES FUND -- CLASS 2
                          --------------------------------------------------------------------------
DREYFUS                   THE DREYFUS SOCIALLY RESPONSIBLE   Seeks capital growth, with current
                          GROWTH FUND, INC. --               income as a secondary goal.
                          INITIAL SHARES
                          --------------------------------------------------------------------------
EATON VANCE VARIABLE      VT FLOATING-RATE INCOME FUND       To provide a high level of current
TRUST                                                        income.
                          --------------------------------------------------------------------------
FEDERATED INSURANCE       FEDERATED HIGH INCOME BOND         Seeks high current income.
SERIES                    FUND II -- SERVICE SHARES
                          --------------------------------------------------------------------------
                          FEDERATED KAUFMANN FUND II --      Seeks capital appreciation.
                          SERVICE SHARES


                          --------------------------------------------------------------------------
FIDELITY(R) VARIABLE      VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
INSURANCE PRODUCTS FUND   SERVICE CLASS 2










                          --------------------------------------------------------------------------
                          VIP DYNAMIC CAPITAL                Seeks capital appreciation.
                          APPRECIATION PORTFOLIO -- SERVICE
                          CLASS 2
                          --------------------------------------------------------------------------


                                          ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                    AS APPLICABLE)
--------------------------------------------------------------------------
To seek capital growth.                Invesco Advisers, Inc.


--------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

--------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

--------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.


--------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.


--------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

--------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

--------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Investment
capital.                               Advisers, LLC (subadvised by
                                       Marsico Capital Management, LLC)
--------------------------------------------------------------------------
The fund seeks long-term growth of     Columbia Management Investment
capital.                               Advisers, LLC (subadvised by
     Marsico Capital Management, LLC)
--------------------------------------------------------------------------
Seeks capital growth, with current     The Dreyfus Corporation
income as a secondary goal.

--------------------------------------------------------------------------
To provide a high level of current     Eaton Vance Management
income.
--------------------------------------------------------------------------
Seeks high current income.             Federated Investment Management
 Company
--------------------------------------------------------------------------
Seeks capital appreciation.            Federated Equity Management
     Company of Pennsylvania
                                       (subadvised by Federated Global
                                       Investment Management Corp.)
--------------------------------------------------------------------------
Seeks long-term capital appreciation.  Fidelity Management & Research
                                       Company (FMR) (subadvised by
                                       FMR Co., Inc. (FMRC), Fidelity
                                       Research & Analysis Company
                                       (FRAC), Fidelity Management &
                                       Research (U.K.) Inc. (FMR U.K.),
                                       Fidelity International Investment
                                       Advisors (FIIA), Fidelity
                                       International Investment Advisors
                                       (U.K.) Limited (FIIA(U.K.)L), and
                                       Fidelity Investments Japan Limited
                                       (FIJ))
--------------------------------------------------------------------------
Seeks capital appreciation.            FMR (subadvised by FMRC, FRAC,
     FMR U.K., FIIA, FIIA(U.K.)L, and
     FIJ)
--------------------------------------------------------------------------


                        SUBACCOUNT                                 INVESTMENT OBJECTIVE
                        ---------------------------------------------------------------------------
                        VIP EQUITY-INCOME PORTFOLIO --    Seeks reasonable income. The fund will
                        SERVICE CLASS 2                   also consider the potential for capital
                                                          appreciation. The fund's goal is to
                                                          achieve a yield which exceeds the
                                                          composite yield on the securities
                                                          comprising the S&P 500(R) Index.
                        ---------------------------------------------------------------------------
                        VIP GROWTH PORTFOLIO -- SERVICE   Seeks to achieve capital appreciation.
                        CLASS 2

                        ---------------------------------------------------------------------------
                        VIP GROWTH & INCOME PORTFOLIO --  Seeks high total return through a
                        SERVICE CLASS 2                   combination of current income and
                                                          capital appreciation.
                        ---------------------------------------------------------------------------
GE INVESTMENTS FUNDS,   CORE VALUE EQUITY FUND --         Seeks long-term growth capital and
INC.                    CLASS 1 SHARES                    future income.
                        ---------------------------------------------------------------------------
                        INCOME FUND -- CLASS 1 SHARES     Seeks maximum income consistent
                                                          with prudent investment management
                                                          and the preservation of capital.
                        ---------------------------------------------------------------------------
                        PREMIER GROWTH EQUITY FUND --     Seeks long-term growth of capital and
                        CLASS 1 SHARES                    future income rather than current
                                                          income.
                        ---------------------------------------------------------------------------
                        REAL ESTATE SECURITIES FUND --    Seeks maximum total return through
                        CLASS 1 SHARES                    current income and capital
                                                          appreciation.
                        ---------------------------------------------------------------------------
                        S&P 500(R) INDEX FUND/1/          Seeks growth of capital and
                                                          accumulation of income that
                                                          corresponds to the investment return of
                                                          the S&P 500(R) Composite Stock Index.
                        ---------------------------------------------------------------------------
                        SMALL-CAP EQUITY FUND -- CLASS 1  Seeks long-term growth of capital.
                        SHARES






                        ---------------------------------------------------------------------------
                        TOTAL RETURN FUND -- CLASS 1      Seeks the highest total return,
                        SHARES                            composed of current income and
                                                          capital appreciation, as is consistent
                                                          with prudent investment risk.
                        ---------------------------------------------------------------------------
                        U.S. EQUITY FUND -- CLASS 1       Seeks long-term growth of capital.
                        SHARES
                        ---------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  GOLDMAN SACHS MONEY MARKET        Maximize current income to the extent
INSURANCE TRUST         FUND -- SERVICE SHARES/2/         consistent with the preservation of
                                                          capital and the maintenance of
                                                          liquidity by investing exclusively in
                                                          high quality money market
                                                          instruments.
                        ---------------------------------------------------------------------------


                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                    AS APPLICABLE)
--------------------------------------------------------------------------
Seeks reasonable income. The fund will   FMR (subadvised by FMRC, FRAC,
also consider the potential for capital  FMR U.K., FIIA, FIIA(U.K.)L, and
appreciation. The fund's goal is to      FIJ)
achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
--------------------------------------------------------------------------
Seeks to achieve capital appreciation.   FMR (subadvised by FMRC, FRAC,
                                         FMR U.K., FIIA, FIIA(U.K.)L, and
                                         FIJ)
--------------------------------------------------------------------------
Seeks high total return through a        FMR (subadvised by FMRC, FRAC,
combination of current income and        FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                    FIJ)
--------------------------------------------------------------------------
Seeks long-term growth capital and       GE Asset Management Incorporated
future income.
--------------------------------------------------------------------------
Seeks maximum income consistent          GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
--------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income rather than current
income.
--------------------------------------------------------------------------
Seeks maximum total return through       GE Asset Management Incorporated
current income and capital               (subadvised by CenterSquare
appreciation.                            Investment Management, Inc.)
--------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
the S&P 500(R) Composite Stock Index.
--------------------------------------------------------------------------
Seeks long-term growth of capital.       GE Asset Management Incorporated
                                         (subadvised by Palisade Capital
                                         Management L.L.C., Champlain
                                         Investment Partners, LLC,
                                         GlobeFlex Capital, LP, Kennedy
                                         Capital Management, Inc. and
                                         SouthernSun Asset Management,
                                         Inc.)
--------------------------------------------------------------------------
Seeks the highest total return,          GE Asset Management Incorporated
composed of current income and           (subadvised by BlackRock
capital appreciation, as is consistent   Investment Management, LLC)
with prudent investment risk.
--------------------------------------------------------------------------
Seeks long-term growth of capital.       GE Asset Management Incorporated

--------------------------------------------------------------------------
Maximize current income to the extent    Goldman Sachs Asset Management,
consistent with the preservation of      L.P.
capital and the maintenance of
liquidity by investing exclusively in
high quality money market
instruments.
--------------------------------------------------------------------------



                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                    /2/ There can be no assurance that the Goldman Sachs Money
                        Market Fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Goldman Sachs Money Market Fund may become extremely low and possibly negative.


                           SUBACCOUNT                                   INVESTMENT OBJECTIVE
                           ------------------------------------------------------------------------------
JANUS ASPEN SERIES         BALANCED PORTFOLIO -- SERVICE      Seeks long-term capital growth,
                           SHARES                             consistent with preservation of capital
                                                              and balanced by current income.
                           ------------------------------------------------------------------------------
                           ENTERPRISE PORTFOLIO -- SERVICE    Seeks long-term growth of capital.
                           SHARES
                           ------------------------------------------------------------------------------
                           FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/1/ that seeks long-term growth of capital.
                           ------------------------------------------------------------------------------
                           GLOBAL RESEARCH PORTFOLIO --       Seeks long-term growth of capital in a
                           INSTITUTIONAL SHARES               manner consistent with preservation of
                                                              capital.
                           ------------------------------------------------------------------------------
                           GLOBAL TECHNOLOGY PORTFOLIO --     Seeks long-term growth of capital.
                           SERVICE SHARES
                           ------------------------------------------------------------------------------
LEGG MASON PARTNERS        CLEARBRIDGE VARIABLE AGGRESSIVE    Seeks capital appreciation.
VARIABLE EQUITY TRUST/2/   GROWTH PORTFOLIO -- CLASS II




                           ------------------------------------------------------------------------------
                           CLEARBRIDGE VARIABLE ALL CAP       Seeks long-term capital growth.
                           VALUE PORTFOLIO -- CLASS I         Current income is a secondary
                                                              consideration.



                           ------------------------------------------------------------------------------
                           CLEARBRIDGE VARIABLE LARGE CAP     Seeks long-term growth of capital.
                           VALUE PORTFOLIO -- CLASS I         Current income is a secondary
                                                              objective.



                           ------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to
TRUST                      SERIES -- SERVICE CLASS SHARES     seek capital appreciation.
                           ------------------------------------------------------------------------------
                           MFS(R) INVESTORS TRUST SERIES --   The fund's investment objective is to
                           SERVICE CLASS SHARES               seek capital appreciation.
                           ------------------------------------------------------------------------------
                           MFS(R) NEW DISCOVERY SERIES --     The fund's investment objective is to
                           SERVICE CLASS SHARES               seek capital appreciation.
                           ------------------------------------------------------------------------------
                           MFS(R) UTILITIES SERIES --         The fund's investment objective is to
                           SERVICE CLASS SHARES               seek total return.
                           ------------------------------------------------------------------------------
OPPENHEIMER VARIABLE       OPPENHEIMER CAPITAL                The Fund seeks capital appreciation.
ACCOUNT FUNDS              APPRECIATION FUND/VA -- SERVICE
                           SHARES
                           ------------------------------------------------------------------------------


                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital in a     Janus Capital Management LLC
manner consistent with preservation of
capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks capital appreciation.                Legg Mason Partners Fund Advisor,
 LLC (subadvised by ClearBridge
                                           Investments, LLC; Western Asset
                                           Management Company manages the
                                           fund's cash and short term
                                           investments)
-----------------------------------------------------------------------------
Seeks long-term capital growth.            Legg Mason Partners Fund Advisor,
Current income is a secondary              LLC (subadvised by ClearBridge
consideration.                             Investments, LLC; Western Asset
                                           Management Company manages the
                                           fund's cash and short term
                                           investments)
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Legg Mason Partners Fund Advisor,
Current income is a secondary              LLC (subadvised by ClearBridge
objective.                                 Investments, LLC; Western Asset
                                           Management Company manages the
                                           fund's cash and short term
                                           investments)
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
-----------------------------------------------------------------------------
The Fund seeks capital appreciation.       Oppenheimer Funds


-----------------------------------------------------------------------------



                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                    /2/ The Board of Trustees of the Trust has approved a
                        reorganization pursuant to which the assets of ClearBridge Variable All Cap Value Portfolio -- Class I will be acquired, and its liabilities assumed, by ClearBridge Variable Large Cap Value Portfolio -- Class I, in exchange for shares of ClearBridge Variable Large Cap Value Portfolio -- Class I. Shares of ClearBridge Variable Large Cap Value Portfolio -- Class I will be distributed to fund shareholders, and ClearBridge Variable All Cap Value -- Class I will then be terminated. The reorganization is expected to be effected on or about December 5, 2014. It is anticipated that ClearBridge Variable All Cap Value Portfolio -- Class I shares will be closed to purchases two days prior to the reorganization effective date. ClearBridge Variable Large Cap Value Portfolio -- Class I will be available on or about December 5, 2014.


                       SUBACCOUNT                                    INVESTMENT OBJECTIVE
                       ------------------------------------------------------------------------------
                       OPPENHEIMER DISCOVERY MID CAP        The Fund seeks capital appreciation.
                       GROWTH FUND/VA -- SERVICE
                       SHARES
                       ------------------------------------------------------------------------------
                       OPPENHEIMER GLOBAL FUND/VA --        The Fund seeks capital appreciation.
                       SERVICE SHARES
                       ------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET              The Fund seeks capital appreciation.
                       FUND/VA -- SERVICE SHARES
                       ------------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET SMALL        The Fund seeks capital appreciation
                       CAP FUND(R)/VA -- SERVICE SHARES
                       ------------------------------------------------------------------------------
PIMCO VARIABLE         FOREIGN BOND PORTFOLIO (U.S.         Seeks maximum total return,
INSURANCE TRUST        DOLLAR HEDGED) -- ADMINISTRATIVE     consistent with preservation of capital
                       CLASS SHARES                         and prudent investment management.
                       ------------------------------------------------------------------------------
                       HIGH YIELD PORTFOLIO --              Seeks to maximize total return,
                       ADMINISTRATIVE CLASS SHARES          consistent with preservation of capital
                                                            and prudent investment management.
                       ------------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT            Seeks maximum total return,
                       PORTFOLIO -- ADMINISTRATIVE CLASS    consistent with preservation of capital
                       SHARES                               and prudent investment management.
                       ------------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --            Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES          consistent with preservation of capital
                                                            and prudent investment management.
                       ------------------------------------------------------------------------------
THE PRUDENTIAL SERIES  EQUITY PORTFOLIO -- CLASS II SHARES  Seeks long-term growth of capital.
FUND

                       ------------------------------------------------------------------------------
                       JENNISON PORTFOLIO -- CLASS II       Seeks long-term growth of capital.
                       SHARES

                       ------------------------------------------------------------------------------
                       JENNISON 20/20 FOCUS PORTFOLIO --    Seeks long-term growth of capital.
                       CLASS II SHARES

                       ------------------------------------------------------------------------------
                       SP INTERNATIONAL GROWTH              Seeks long-term growth of capital.
                       PORTFOLIO -- CLASS II SHARES


                       ------------------------------------------------------------------------------
                       SP PRUDENTIAL U.S. EMERGING          Seeks long-term capital appreciation.
                       GROWTH PORTFOLIO --
                       CLASS II SHARES
                       ------------------------------------------------------------------------------
RYDEX VARIABLE TRUST   NASDAQ-100(R) FUND/1/                Seeks to provide investment results
                                                            that correspond to a benchmark for
                                                            over-the-counter securities. The
                                                            portfolio's current benchmark is the
                                                            NASDAQ 100 Index(TM).
                       ------------------------------------------------------------------------------


                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
The Fund seeks capital appreciation.     Oppenheimer Funds


----------------------------------------------------------------------------
The Fund seeks capital appreciation.     Oppenheimer Funds

----------------------------------------------------------------------------
The Fund seeks capital appreciation.     Oppenheimer Funds

----------------------------------------------------------------------------
The Fund seeks capital appreciation      Oppenheimer Funds

----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks to maximize total return,          Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Neuberger Berman
                                         Management LLC)

----------------------------------------------------------------------------
Seeks long-term capital appreciation.    Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks to provide investment results      Guggenheim Investments
that correspond to a benchmark for
over-the-counter securities. The
portfolio's current benchmark is the
NASDAQ 100 Index(TM).
----------------------------------------------------------------------------



                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

   Part A and Part B of Post-Effective Amendment No. 40 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 25, 2014, and the forms of prospectus and Statement of Additional Information filed thereafter pursuant to Rule 497 under the Securities Act of 1933, are incorporated by reference into this Post-Effective Amendment No. 41 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

   (A) FINANCIAL STATEMENTS

   All required financial statements are included in Part B of this Registration Statement.

   (B) EXHIBITS

 (1)(a)    Resolution of Board of Directors of The Life Insurance Company of
           Virginia authorizing the establishment of the Separate Account.
           Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 033-76334.

 (1)(a)(i) Resolution of the Board of Directors of GE Life and Annuity Assurance
           Company authorizing the change in name of Life of Virginia Separate
           Account 4 to GE Life & Annuity Separate Account 4. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (1)(b)    Resolution of the Board of Directors of GE Life and Annuity Assurance
           Company authorizing the change in name of GE Life and Annuity
           Assurance Company to Genworth Life and Annuity Insurance Company.
           Previously filed on January 3, 2006 with Post-Effective Amendment No.
           19 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.

 (1)(b)(i) Resolution of the Board of Directors of GE Life and Annuity Assurance
           Company authorizing the change in name GE Life & Annuity Separate
           Account 4 to Genworth Life & Annuity VA Separate Account 1.
           Previously filed on January 3, 2006 with Post-Effective Amendment No.
           19 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.

 (2)       Not Applicable.

 (3)(a)    Underwriting Agreement dated December 1, 2001 between GE Life and
           Annuity Assurance Company and Capital Brokerage Corporation.
           Previously filed on September 30, 2002 with Post-Effective Amendment
           No. 8 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 333-62695.

 (3)(b)    Dealer Sales Agreement dated December 1, 2001. Previously filed on
           September 30, 2002 with Post-Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(a)    Form of contract.

 (4)(a)(i) Contract Form P1152. Previously filed on December 18, 1998 with
           Pre-Effective Filing No. 1 to Form N-4 for GE Life & Annuity Separate
           Account 4, Registration No. 333-62695.

 (4)(b)    Endorsements to contract.

 (4)(b)(i) IRA Endorsement. Previously filed on May 1, 1998 with Post-Effective
           Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 033-76334.


 (4)(b)(i)(a)  IRA Endorsement P5364 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 25 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 1, Registration No. 333-62695.

 (4)(b)(ii)    Pension Endorsement. Previously filed on May 1, 1998 with
               Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 033-76334.

 (4)(b)(ii)(a) Roth IRA Endorsement P5365 8/07. Previously filed on November 27,
               2007 with Post-Effective Amendment No. 25 to Form N-4 for Genworth
               Life & Annuity VA Separate Account 1, Registration No. 333-62695.

 (4)(b)(iii)   Section 403(b) Endorsement. Previously filed on May 1, 1998 with
               Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 033-76334.

 (4)(b)(iv)    Optional Death Benefit Rider. Previously filed on March 12, 1999 with
               Pre-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 333-63531.

 (4)(b)(v)     Optional Enhanced Death Benefit Rider. Previously filed on September
               2, 2000 with Post-Effective Amendment No. 1 to Form N-4 for GE Life &
               Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(vi)    Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(vii)   Monthly Income Benefit Endorsement P5154 12/00. Previously filed on
               February 28, 2001 with Post-Effective Amendment No. 4 to Form N-4 for
               GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(viii)  Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on
               April 30, 2001 with Post-Effective Amendment No. 5 to Form N-4 for GE
               Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(ix)    Death Provisions Endorsement P5232 1/03. Previously filed on February
               18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Life
               & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(x)     Annual Step-Up Death Benefit Rider P5233 1/03. Previously filed on
               February 18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for
               GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xi)    Rollup Death Benefit Rider P5234 1/03. Previously filed on February
               18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Life
               & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xii)   Greater of Annual Step-Up and Rollup Death Benefit Rider P5235 1/03.
               Previously filed on February 18, 2003 with Post-Effective Amendment
               No. 8 to Form N-4 for GE Life & Annuity Separate Account 4,
               Registration No. 333-63531.

 (4)(b)(xiii)  Earnings Protector Death Benefit Rider P5240 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 8 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (4)(b)(xiv)   GE Life and Annuity Assurance Company Guarantee Account Rider.
               Previously filed on June 24, 2003 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
               No. 333-62695.


 (4)(b)(xv)    Guaranteed Income Rider. Previously filed on April 27, 2005 with
               Post-Effective Amendment No. 20 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 333-63531.

 (4)(b)(xvi)   Payment Protection with Commutation Immediate and Deferred Variable
               Annuity Rider. Previously filed on September 1, 2006 with
               Post-Effective Amendment No. 27 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 1, Registration No. 333-63531.

 (4)(b)(xviii) Guaranteed Withdrawal Benefit for Life Rider. Previously filed on
               September 1, 2006 with Post-Effective Amendment No. 27 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No.
               333-63531.

 (4)(b)(xix)   Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
               filed on April 23, 2007 with Post-Effective Amendment No. 23 to Form
               N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-62695.

 (4)(b)(xx) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on November 27, 2007 with Post-Effective Amendment No. 25 to
               Form N-4 for Genworth Life & Annuity VA Separate Account 1,
               Registration No. 333-62695.

 (4)(b)(xxi) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on June 27, 2008 with Post-Effective Amendment No. 32 to Form
               N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-47732.

 (5)           Form of Application. Previously filed on April 7, 2006 with
               Post-Effective Amendment No. 20 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 1, Registration No. 333-62695.

 (6)(a)        Amended and Restated Articles of Incorporation of Genworth Life and
               Annuity Insurance Company. Previously filed on January 3, 2006 with
               Post-Effective Amendment No. 19 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 1, Registration No. 333-62695.

 (6)(b)        By-Laws of Genworth Life and Annuity Insurance Company. Previously
               filed on January 3, 2006 with Post-Effective Amendment No. 19 to Form
               N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-62695.

 (7)           Reinsurance Agreement. Previously filed on April 30, 2004 with Post
               Effective Amendment No. 13 to Form N-4 for GE Life & Annuity Separate
               Account 4, Registration No. 333-62695.

 (8)(a)        Amended and Restated Fund Participation Agreement among Variable
               Insurance Products Funds, Fidelity Distributors Corporation and
               Genworth Life and Annuity Insurance Company. Previously filed on
               April 25, 2008 with Post-Effective Amendment No. 26 to Form N-4 for
               Genworth Life & Annuity VA Separate Account 1, Registration
               No. 333-62695.

 (8)(a)(i)     First Amendment to Amended and Restated Fund Participation Agreement
               among Variable Insurance Products Funds, Fidelity Distributors
               Corporation and Genworth Life and Annuity Insurance Company.
               Previously filed on April 25, 2008 with Post-Effective Amendment
               No. 26 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
               Registration No. 333-62695.

 (8)(b)        Agreement between Oppenheimer Variable Account Funds, Oppenheimer
               Management Corporation, and The Life Insurance Company of Virginia.
               Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
               No. 033-76334.

 (8)(b)(i)     Amendment to Agreement between Oppenheimer Variable Account Funds,
               Oppenheimer Management Corporation, and The Life Insurance Company of
               Virginia. Previously filed on May 1, 1998 with Post-Effective
               Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
               Registration No. 033-76334.


 (8)(c) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 17 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-62695.

 (8)(d)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Federated Insurance Series. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-62695.

 (8)(e) Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The Life Insurance Company of Virginia.
           Previously filed on September 28, 1995 with Post-Effective Amendment
           No. 3 to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 033-76334.

 (8)(e)(i) Amendment to Fund Participation Agreement between The Alger American
           Fund, Fred Alger and Company, Inc. and GE Life and Annuity Assurance
           Company. Previously filed on December 21, 1999 with the initial filing to Form N-4 for GE Life & Annuity Separate Account 4,
           Registration No. 333-96513.

 (8)(f)    Form of Participation Agreement between Goldman Sachs Variable
           Insurance Trust and Genworth Life and Annuity Insurance Company.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.

 (8)(f)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Goldman Sachs Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.

 (8)(g)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Legg Mason Partners Variable Equity Trust and
           Legg Mason Partners Variable Income Trust. Previously filed on April
           23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-62695.

 (8)(h)    Form of Participation Agreement between GE Investments Funds, Inc.
           and Genworth Life and Annuity Insurance Company. Previously filed on
           September 1, 2006 with Post-Effective Amendment No. 28 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-31172.

 (8)(i)    Form of Participation Agreement between AIM Variable Insurance Funds,
           Inc. and GE Life and Annuity Assurance Company. Previously filed on
           April 27, 2005 with Post-Effective Amendment No. 17 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (8)(i)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AIM Variable Insurance Funds.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.

 (8)(j)    Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Dreyfus. Previously filed on April 23,
           2007 with Post-Effective Amendment No. 23 to Form N-4 for Genworth
           Life & Annuity VA Separate Account 1, Registration No. 333-62695.

 (8)(k)    Participation Agreement between MFS(R) Variable Insurance Trust and
           GE Life and Annuity Assurance Company. Previously filed on April 27,
           2005 with Post-Effective Amendment No. 17 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-62695.

 (8)(k)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.


 (8)(l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 27,
           2005 with Post-Effective Amendment No. 17 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-62695.

 (8)(l)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 23 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-62695.

 (8)(m)    Participation Agreement between The Prudential Series Fund, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration No.
           333-62695.

 (8)(n)    Participation Agreement between Rydex Variable Trust and GE Life and
           Annuity Assurance Company. Previously filed on April 27, 2005 with
           Post-Effective Amendment No. 17 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-62695.

 (8)(o)    Participation Agreement between Van Kampen Life Investment Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 23, 2007 with Post-Effective Amendment No. 23 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-62695.

 (8)(p)    Reserved.

 (8)(q)    Participation Agreement between AllianceBernstein Variable Products
           Series Fund, Inc. and GE Life and Annuity Assurance Company.
           Previously filed on April 27, 2005 with Post-Effective Amendment No.
           17 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
           No. 333-62695.

 (8)(q)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 23, 2007 with
           Post-Effective Amendment No. 23 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-62695.

 (8)(r)    Participation Agreement between Nations Separate Account Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 30,
           2004 with Post Effective Amendment No. 13 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-62695.

 (8)(s)    Participation Agreement between Merrill Lynch Variable Series Funds,
           Inc. and GE Life and Annuity Assurance Company. Previously filed on
           April 27, 2005 with Post-Effective Amendment No. 17 to Form N-4 for
           GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (8)(s)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 26 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-62695.

 (8)(t) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on
           November 15, 2004 with Post-Effective Amendment No. 15 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (8)(u)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed with Post-Effective
           Amendment No. 20 to Form N-4 for Genworth Life & Annuity VA Separate
           Account 1, Registration No. 333-62695.


 (8)(v)    Participation Agreement between American Century Variable Portfolios
           II, Inc. and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 17 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (8)(w)    Participation Agreement between Eaton Vance Variable Trust and GE
           Life and Annuity Assurance Company. Previously filed as Exhibit
           (h)(31) with Post-Effective Amendment No. 6 to Form N-6 for GE Life &
           Annuity Separate Account II, Registration No. 333-72572.

 (8)(w)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 23 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-62695.

 (8)(x)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and The Universal Institutional Funds, Inc.
           Previously filed on April 23, 2007 with Post-Effective Amendment No.
           23 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-62695.

 (8)(y)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company, Genworth Variable Insurance Trust and Genworth
           Financial Wealth Management, Inc. Previously filed on April 27, 2009 with Post-Effective Amendment No. 29 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-62695.

 (8)(z)    Fund Participation Agreement between Wells Fargo Variable Trust and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 27, 2011 with Post-Effective Amendment No. 34 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-62695.

 (8)(aa) Form of Fund Participation Agreement Amendment between Genworth Life and Annuity Insurance Company and Fund Company to distribute summary prospectuses pursuant to Rule 498. Previously filed on April 27, 2011 with Post-Effective Amendment No. 34 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-62695.

 (9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Previously filed on April 25, 2014 with Post-Effective Amendment No. 40 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1.

(10) Consent of Independent Registered Public Accounting Firm. Previously filed on April 25, 2014 with Post-Effective Amendment No. 40 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1.

(11)       Not Applicable.

(12)       Not Applicable.

(13)(a)    Power of Attorney. Previously filed on April 27, 2011 with
           Post-Effective Amendment No. 34 and on October 14, 2011 with
           Post-Effective Amendment No. 35 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-62695.

    (b)    Power of Attorney. Previously filed on June 1, 2012 with
           Post-Effective Amendment No. 37 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-62695.

    (c)    Power of Attorney. Previously filed on April 25, 2013 with
           Post-Effective Amendment No. 39 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-62695.

    (d)    Power of Attorney. Filed herewith.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Elena K. Edwards          Director, Chairperson of the Board, President and Chief
                          Executive Officer

Paul A. Haley             Director and Senior Vice President

Daniel J. Sheehan, IV(2)  Director, Senior Vice President and Chief Investment Officer

Gregory S. Karawan        Director

Thomas J. McInerney(1)    Director

John G. Apostle, II(1)    Vice President and Chief Compliance Officer

Thomas E. Duffy           Senior Vice President, General Counsel and Secretary

Milum D. Livesay          Senior Vice President and Chief Financial Officer

John O. Nigh              Senior Vice President and Chief Actuary

Martin P. Klein(1)        Senior Vice President

Leon E. Roday(1)          Senior Vice President

Jac J. Amerell            Vice President and Controller

Jeffrey S. Wright(1)      Treasurer


   The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

   (1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

   (2) The principal business address is Genworth Financial, Inc., 3001 Summer St., 2nd Floor, Stamford, Connecticut 06905.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                  [FLOW CHART]



ITEM 27.  NUMBER OF CONTRACT OWNERS


   There were 5,487 owners of Qualified Contracts and 6,938 owners of Non-Qualified Contracts as of August 11, 2014.


ITEM 28.  INDEMNIFICATION

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, Genworth Life and Annuity Insurance Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

ITEM 29.  PRINCIPAL UNDERWRITER

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3 and Genworth Life & Annuity VA Separate Account 4.

   (b)


         NAME                 ADDRESS           POSITIONS AND OFFICES WITH UNDERWRITER
         ----                  -------          --------------------------------------
Paul A. Haley.......... 6610 W. Broad St.     Director, President and Chief Executive
                        Richmond, VA 23230    Officer
Thomas E. Duffy........ 6610 W. Broad St.     Director and Vice President
                        Richmond, VA 23230
Scott R. Reeks......... 6610 W. Broad St.     Director and Senior Vice President
                        Richmond, VA 2320
John G. Apostle, II.... 6620 W. Broad St.     Director
                        Richmond, VA 23230
Martin P. Klein........ 6620 W. Broad St.     Senior Vice President
                        Richmond, VA 23230
Scott E. Wolfe......... 6620 W. Broad Street  Senior Vice President and Chief Compliance
                        Richmond, VA 23230    Officer
Vidal J. Torres, Jr.... 6620 W. Broad St.     Vice President and Secretary
                        Richmond, VA 23230
Daniel P. Healey....... 6610 W. Broad St.     Vice President and Treasurer
                        Richmond, VA 23230
Linda C. Bagnell....... 6610 W. Broad St.     Financial & Operations Principal
                        Richmond, VA 23230

                                     (2)
            (1)                NET UNDERWRITING      (3)           (4)
          NAME OF               DISCOUNTS AND   COMPENSATION    BROKERAGE      (5)
    PRINCIPAL UNDERWRITER        COMMISSIONS    ON REDEMPTION  COMMISSIONS COMPENSATION
    ---------------------      ---------------- -------------  ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     7.0%    $53.8 million

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

ITEM 31.  MANAGEMENT SERVICES

   Not Applicable.

ITEM 32.  UNDERTAKINGS

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6c-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 14th day of August 2014.


                                   GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                                   (Registrant)

                                   By:            /s/  PAUL A. HALEY
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT

                                   GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                   (Depositor)

                                   By:            /s/  PAUL A. HALEY
                                                     PAUL A. HALEY
                                                 SENIOR VICE PRESIDENT

   Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


             NAME                          TITLE                   DATE
              ----                         -----                    ----

    /s/  ELENA K. EDWARDS*     Director, Chairperson of the   August 14, 2014
       ELENA K. EDWARDS          Board, President and Chief
                                 Executive Officer

  /s/  DANIEL J. SHEEHAN, IV*  Director, Senior Vice          August 14, 2014
     DANIEL J. SHEEHAN, IV       President and Chief
                                 Investment Officer

      /s/  PAUL A. HALEY       Director and Senior Vice       August 14, 2014
         PAUL A. HALEY           President

   /S/  GREGORY S. KARAWAN*    Director                       August 14, 2014
      GREGORY S. KARAWAN

      THOMAS J. MCINERNEY      Director                       August 14, 2014

    /s/  MILUM D. LIVESAY*     Senior Vice President and      August 14, 2014
       MILUM D. LIVESAY          Chief Financial Officer

     /S/  JAC J. AMERELL*      Vice President and Controller  August 14, 2014
        JAC J. AMERELL



*By:  /S/  PAUL A. HALEY   , pursuant to Power of Attorney       August 14, 2014
         PAUL A. HALEY       executed on April 1, 2011,
                             October 11, 2011,
                             May 25, 2012, April 1, 2013, and
                             August 11, 2014.